Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) EquityInstruments	Dec. 31, 2024 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	$ 0
Number of investments with no quoted market price in an active market | EquityInstruments	2
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 1,147,900,000	$ 328,100,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	1,093,300,000	316,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	42,600,000	3,300,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	12,000,000	8,000,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	6,600,000	2,600,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	6,600,000	2,600,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	1,105,300,000	324,800,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	1,093,300,000	316,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	12,000,000	8,000,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	36,000,000	700,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 36,000,000	$ 700,000